Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Cash flows from operating activities:
Net loss	$ (81,624)	$ (183,741)	$ (749,745)	$ (337,469)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,458	1,674	6,336	2,684
Amortization of debt discounts	23,306	98,568	159,222	134,821
(Gain) on settlement of accounts payable				(177,000)
(Gain) on change in fair value of derivative liabilities	(50,652)	(55,036)	(205)	(108,543)
(Gain) on forgiveness of SBA loan			(30,578)
Stock-based compensation				80,421
Common shares issued for third party services			50,000
Changes in assets and liabilities:
Prepaid expenses	(1,363)	(3,899)	3,496	(1,267)
Accounts payable and accrued expenses	18,274	31,526	154,484	(44,127)
Accounts payable to related parties				(1,213)
Accrued wages related parties				36,137
Changes in advances from related party				60,794
Accrued interest	11,167	6,936	26,111	20,396
Cash flows used in operating activities:	(79,433)	(103,972)	(380,879)	(334,366)
Cash flows from financing activities:
Proceeds from notes payable	32,497		62,974	10,000
Cash advance from related party		10,000	62,000
Proceeds from notes payable, related parties		55,000	120,000	48,500
Proceeds from convertible promissory notes	60,000		82,000	240,000
Proceeds from the issuance of common stock and warrants	105,000	20,599	35,599	60,000
Proceeds from exercise of warrants	2,100
Net cash provided by financing activities	199,597	85,599	362,573	358,500
Increase (decrease) in cash and cash equivalents	120,164	(18,373)	(18,306)	24,134
Cash and cash equivalents, beginning of period	6,718	25,024	25,024	890
Cash and cash equivalents, end of period	126,882	6,651	6,718	25,024
Supplemental disclosure of cash flow information:
Income tax paid
Interest paid
Supplemental disclosure of non-cash items:
Settlement of accounts payable through issuance of common stock				36,000
Resolution of derivative liabilities due to debt conversions and untainted warrants	17,406	106,514	329,267	372,119
Reclass of APIC to derivative liabilities for tainted warrants	293,528	189,472	189,472	322,006
Debt discounts due to derivative liabilities	64,823	107,000	140,000	100,000
Common stock issued for conversion of debt and interest	27,000	106,800	169,860	131,954
Class A Common Stock issued for conversion of related party advances and notes payable			49,062
Expenses paid by related party on behalf of the Company	$ 22,376	$ 30,690	161,977	40,837
Return of common shares issued for settlement of accounts payable				44,000
Debt extinguishment through issuance of common stock				$ 10,699